Goodwill and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fiscal Year:
2013	$ 15,065
2014	14,955
2015	14,845
2016	14,845
2017	14,845
Thereafter	83,507
Total amortization	$ 158,062	$ 172,876	$ 187,844